SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings at March 31, 2015 and 2016 are comprised of the following:

	March 31,
	2015	2016
Average interest rates on loans from banks and others (%)	2.14	0.46

	March 31,
	2015	2016
	(Yen in millions)
Secured	¥144	¥3,378
Unsecured	3,985	1,741

Total	¥4,129	¥5,119

Long-Term Debt
Long-term debt at March 31, 2015 and 2016 are comprised of the following:
	March 31,
	2015	2016
Range of interest rates on loans from banks and others (%)	0.20-7.01	0.14-7.10

	March 31,
	2015	2016
	(Yen in millions)
Secured	¥25,540	¥26,681
Unsecured	1,782	950

Subtotal	27,322	27,631
Less, portion due within one year	(9,441)	(9,516)

Total	¥17,881	¥18,115

Aggregate Maturities of Long-Term Debt	Aggregate maturities of long-term debt at March 31, 2016 are as follows:

Years ending March 31,	(Yen in millions)
2018	¥7,636
2019	5,657
2020	3,237
2021	1,356
2022 and thereafter	229

Total	¥18,115

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2015 and 2016 are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥1,489	¥2,922
Long-term investments in debt and equity securities	—	118

Total	¥1,489	¥3,040